Operating segments (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 738,169,736	$ 682,837,408	$ 687,576,975
Cost of sales	(446,527,758)	(457,666,072)	(361,599,896)
Administrative and selling expenses	(76,842,415)	(69,147,996)	(50,637,116)
Other operating income	125,660,284	517,637,711	243,541,206
Other operating expenses	(41,174,929)	(32,945,002)	(4,083,382)
Impairment of property, plant and equipment and intangible assets	(102,081,470)	95,804,097	(95,098,378)
Operating income	197,203,448	736,520,146	419,699,409
Depreciation of property, plant and equipment	(111,093,758)	(139,526,628)	(105,046,156)
Amortization of intangible assets	(2,691,283)	(13,382,368)	(26,859,312)
Adjusted EBITDA (5)	413,069,959	793,625,045	646,703,255
Operating income	197,203,448	736,520,146	419,699,409
Other results (4)	(135,949,369)	(418,670,461)	(290,325,442)
Net Income	61,254,079	317,849,685	129,373,967
Total assets	2,662,055,984	3,055,850,073	2,590,083,044
Total liabilities	798,949,003	1,190,548,795	817,746,876
Electric Power Generation Conventional [Member]
IfrsStatementLineItems [Line Items]
Revenues	571,076,945	535,915,417	547,092,042
Cost of sales	(361,573,842)	(390,792,073)	(304,731,776)
Administrative and selling expenses	(63,541,027)	(61,458,083)	(45,871,058)
Other operating income	93,338,141	461,051,839	231,224,574
Other operating expenses	(25,682,954)	(23,866,675)	(4,029,317)
Impairment of property, plant and equipment and intangible assets	(72,160,515)	44,338,349	(40,487,933)
Operating income	141,456,748	565,188,774	383,196,532
Depreciation of property, plant and equipment	(75,461,551)	(109,987,917)	(73,807,782)
Amortization of intangible assets	(1,338,000)	(12,042,002)	(25,510,255)
Adjusted EBITDA (5)	290,416,814	642,880,344	523,002,502
Total assets	1,609,780,248	1,904,607,526	1,738,236,746
Total liabilities	378,695,694	653,624,007	420,128,341
Electric Power Generation Renewable [Member]
IfrsStatementLineItems [Line Items]
Revenues	123,848,974	120,263,707	123,835,132
Cost of sales	(48,550,990)	(42,266,320)	(43,987,471)
Administrative and selling expenses	(4,989,018)	(4,184,317)	(4,766,058)
Other operating income	8,803,238	23,582,978	12,016,456
Other operating expenses	(12,866,404)	(484,276)	(52,982)
Impairment of property, plant and equipment and intangible assets	(29,920,955)	51,465,748	(54,610,445)
Operating income	36,324,845	148,377,520	32,434,632
Depreciation of property, plant and equipment	(33,316,392)	(28,626,828)	(31,084,546)
Amortization of intangible assets	(1,353,283)	(1,340,366)	(1,349,057)
Adjusted EBITDA (5)	100,915,475	126,878,966	119,478,680
Total assets	658,473,537	802,983,451	651,358,096
Total liabilities	365,148,270	498,146,051	365,873,041
Natural Gas Distribution [Member]
IfrsStatementLineItems [Line Items]
Revenues	497,630,020	322,627,136	359,587,647
Cost of sales	(321,354,542)	(262,471,005)	(292,007,416)
Administrative and selling expenses	(73,905,939)	(67,781,359)	(63,136,768)
Other operating income	7,490,050	13,683,755	9,267,447
Other operating expenses	(4,542,842)	(3,866,580)	(3,194,621)
Impairment of property, plant and equipment and intangible assets
Operating income	105,316,747	2,191,947	10,516,289
Depreciation of property, plant and equipment	(24,809,235)	(25,601,881)	(25,345,022)
Amortization of intangible assets	(1,052,251)	(1,071,924)	(1,790,080)
Adjusted EBITDA (5)	131,178,233	28,865,752	37,651,391
Total assets	603,059,748	532,367,347	566,613,925
Total liabilities	219,695,969	184,281,706	179,704,585
Forest Activity [Member]
IfrsStatementLineItems [Line Items]
Revenues	21,849,750	12,663,419
Cost of sales	(21,216,126)	(11,748,742)
Administrative and selling expenses	(8,312,370)	(3,505,596)
Other operating income	23,399,563	32,710,355
Other operating expenses	(2,621,083)	(8,555,881)
Impairment of property, plant and equipment and intangible assets
Operating income	13,099,734	21,563,555
Depreciation of property, plant and equipment	(2,156,342)	(757,166)
Amortization of intangible assets
Adjusted EBITDA (5)	15,256,076	22,320,721
Total assets	354,090,344	340,615,679	193,561,322
Total liabilities	33,016,293	34,504,912	28,344,274
Others [Member]
IfrsStatementLineItems [Line Items]
Revenues	15,307,807	9,948,614	11,884,164
Cost of sales	(11,195,919)	(10,783,914)	(10,011,198)
Administrative and selling expenses
Other operating income	119,342	292,539	300,176
Other operating expenses	(4,488)	(38,170)	(1,084)
Impairment of property, plant and equipment and intangible assets
Operating income	4,226,742	(580,931)	2,172,058
Depreciation of property, plant and equipment	(159,473)	(154,717)	(153,828)
Amortization of intangible assets
Adjusted EBITDA (5)	4,386,215	(426,214)	2,325,886
Total assets	39,098,993	7,476,164	6,926,880
Total liabilities	22,088,746	4,273,824	3,401,220
Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenues	(491,543,760)	(318,580,885)	(354,822,010)
Cost of sales	317,363,661	260,395,982	289,137,965
Administrative and selling expenses	73,905,939	67,781,359	63,136,768
Other operating income	(7,490,050)	(13,683,755)	(9,267,447)
Other operating expenses	4,542,842	3,866,580	3,194,622
Impairment of property, plant and equipment and intangible assets
Operating income	(103,221,368)	(220,719)	(8,620,102)
Depreciation of property, plant and equipment	24,809,235	25,601,881	25,345,022
Amortization of intangible assets	1,052,251	1,071,924	1,790,080
Adjusted EBITDA (5)	(129,082,854)	(26,894,524)	(35,755,204)
Total assets	(602,446,886)	(532,200,094)	(566,613,925)
Total liabilities	$ (219,695,969)	$ (184,281,705)	$ (179,704,585)